Gain on Contingent Consideration	9 Months Ended
Sep. 30, 2011
Business Combination, Contingent Consideration Arrangements [Abstract]
Gain On Contingent Consideration [Text Block]
Note 10 – Gain on Contingent Consideration

During the period ended September 30, 2011 the company recognized a gain on contingent consideration of $176,497.  This gain was a result of the adjustment to the purchase price which was calculated based upon customer retention criteria as described in the original purchase agreement with SafeData, LLC.